Label	Element	Value
Direxion Daily Regional Banks Bull 3X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	300.00%
Direxion Daily Regional Banks Bull 3X Shares | Columbia Banking System, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Direxion Daily Regional Banks Bull 3X Shares | Valley National Bancorp [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Direxion Daily Regional Banks Bull 3X Shares | Cadence Bank. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Direxion Daily Regional Banks Bull 3X Shares | Truist Financial Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Regional Banks Bull 3X Shares | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Regional Banks Bull 3X Shares | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Regional Banks Bull 3X Shares | F.N.B. Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Direxion Daily Regional Banks Bull 3X Shares | First Horizon National Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion Daily Regional Banks Bull 3X Shares | East West Bancorp, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion Daily Regional Banks Bull 3X Shares | M&T Bank Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion Daily Regional Banks Bull 3X Shares | Banks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Direxion Daily Regional Banks Bull 3X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	230.20%
Direxion Daily Regional Banks Bull 3X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	69.80%